Stockholders’ Deficit (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2023	Dec. 31, 2021
Stockholders’ Deficit (Details) [Line Items]
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, shares authorized	80,000,000	80,000,000
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares issued	13,127,472	15,688,268
Common stock outstanding	13,127,472	15,688,268
Class A Common Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Common stock par value (in Dollars per share)		$ 0.0001
Class B Common Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Common stock par value (in Dollars per share)		$ 0.0001
Rosecliff Acquisition Corp I [Member]
Stockholders’ Deficit (Details) [Line Items]
Preferred stock, shares authorized	1,000,000		1,000,000
Preferred stock par value (in Dollars per share)	$ 0.0001		$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Percentage of common stock issued and outstanding	20.00%
Rosecliff Acquisition Corp I [Member] | Class A Common Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Common stock, shares authorized	80,000,000		80,000,000
Common stock par value (in Dollars per share)	$ 0.0001		$ 0.0001
Temporary equity shares issued	458,716		25,300,000
Temporary equity shares outstanding	458,716		25,300,000
Common stock outstanding
Percentage of common stock issued and outstanding	98.20%
Rosecliff Acquisition Corp I [Member] | Class B Common Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Common stock, shares authorized	20,000,000		20,000,000
Common stock par value (in Dollars per share)	$ 0.0001		$ 0.0001
Common stock, shares issued	6,325,000		6,325,000
Common stock outstanding	6,325,000		6,325,000